RESEARCH AND DEVELOPMENT ACTIVITY (Details 2) - Immune Ventures to INmune Bio ("Licensee"), ("PITT Agreement"). - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018
Each Phase I initiation
Research and Development Arrangement, Contract to Perform for Others [Line Items]
Payment method of milestone payments	$ 50,000	$ 50,000
Each Phase III initiation
Research and Development Arrangement, Contract to Perform for Others [Line Items]
Payment method of milestone payments	500,000	500,000
First commercial sale of product making use of licensed technology
Research and Development Arrangement, Contract to Perform for Others [Line Items]
Payment method of milestone payments	$ 1,250,000	$ 1,250,000